UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Michael F. Price
Address:       c/o MFP Investors LLC
               667 Madison Ave.
               25th Floor
               New York, New York 10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael F. Price
Title:         Investment Manager
Phone:         (212) 752-7280

Signature, Place, and Date of Signing:

     /s/ Michael F. Price          New York, NY          8/12/11
     --------------------         -------------          -------
         [Signature]              [City, State]           Date

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
                                             --

Form 13F Information Table Entry Total:      109
                                             ---

Form 13F Information Table Value Total:      $689,078
                                             --------
                                             (thousands)

List of Other Included Managers:

1     MFP Investors LLC

                                                                                                INVEST-
                                                                                                 MENT    OTHER    VOTING AUTHORITY
                                                                 VALUE     SHRS OR   SH/  PUT/  DISCRE-  MANA- ---------------------
NAME OF ISSUER                     TITLE OF CLASS      CUSIP    (x$1000)   PRNAMT    PRN  CALL   TION    GERS     SOLE   SHARED NONE
---------------------------------  ----------------- ---------- -------- ---------- ----- ----- ------- ------ --------- ------ ----
Enstar Group Ltd.                  SHS               G3075P101    1,724      16,500  SH          SOLE       1     16,500
TYCO International Ltd.            SHS               H89128104    1,545      31,250  SH          SOLE             31,250
A.C. Moore Arts & Crafts Inc.      COM               00086T103      347     138,700  SH          SOLE       1    138,700
American International Group, Inc. COM NEW           026874784    2,932     100,000  SH          SOLE       1    100,000
American River Bankshares          COM               029326105      842     138,218  SH          SOLE       1    138,218
Arkansas Best Corp.                COM               040790107    6,472     272,720  SH          SOLE       1    272,720
BRT Realty Trust                   SH BEN INT NEW    055645303      985     156,129  SH          SOLE       1    156,129
The Bancorp Bank                   COM               05969F104    2,090     200,000  SH          SOLE       1    200,000
Bank of America Corporation        COM               060505104    9,229     842,027  SH          SOLE       1    842,027
Becton, Dickinson & Co.            COM               075887109   20,681     240,000  SH          SOLE       1    240,000
Big 5 Sporting Goods Corp.         COM               08915P101    2,050     260,818  SH          SOLE       1    260,818
Boeing Co.                         COM               097023105    1,479      20,000  SH          SOLE             20,000
Brocade Communications Sys Inc.    COM NEW           111621306    3,230     500,000  SH          SOLE       1    500,000
Bucyrus International Inc.         COM               118759109    2,292      25,000  SH          SOLE       1     25,000
Build-a-Bear Workshop, Inc.        COM               120076104      226      34,697  SH          SOLE             34,697
CIT Group Inc.                     COM NEW           125581801    7,967     180,000  SH          SOLE       1    180,000
CNO Financial Group Inc.           COM               12621E103   16,791   2,122,814  SH          SOLE       1  2,122,814
Cache, Inc.                        COM NEW           127150308   10,864   2,203,749  SH          SOLE       1  2,203,749
Cape Bancorp Inc.                  COM               139209100    2,130     213,000  SH          SOLE       1    213,000
CapitalSource Inc.                 COM               14055X102    5,575     864,304  SH          SOLE       1    864,304
Capitol Federal Financial Inc.     COM               14057J101    3,528     300,000  SH          SOLE       1    300,000
Charming Shoppes, Inc.             COM               161133103    7,646   1,837,900  SH          SOLE       1  1,837,900
Chubb Corp.                        COM               171232101    2,504      40,000  SH          SOLE       1     40,000
Citigroup Inc.                     COM               172967101   33,789     811,454  SH          SOLE       1    811,454
ConocoPhillips                     COM               20825C104   26,053     346,500  SH          SOLE       1    346,500
Cott Corp                          COM               22163N106   12,164   1,446,403  SH          SOLE       1  1,446,403
Courier Corporation                COM               222660102      298      27,003  SH          SOLE       1     27,003
Cubist Pharmaceuticals Inc.        COM               229678107    3,784     105,145  SH          SOLE       1    105,145
Destination Maternity Corp.        COM               25065D100    7,505     375,643  SH          SOLE       1    375,643
Duckwall-Alco Stores, Inc.         COM               264142100    2,808     264,919  SH          SOLE       1    264,919
EXCO Resources Inc.                COM               269279402    8,614     488,060  SH          SOLE       1    488,060
Earthlink Inc.                     COM               270321102      157      20,359  SH          SOLE             20,359
Ebay Inc.                          COM               278642103    2,120      65,700  SH          SOLE       1     65,700
El Paso Corporation                COM               28336L109    8,080     400,000  SH          SOLE       1    400,000
Elan  plc                          ADR               284131208   11,370   1,000,000  SH          SOLE       1  1,000,000
Enzon Pharmaceuticals Inc.         COM               293904108    7,035     700,000  SH          SOLE       1    700,000
Exxon Mobil Corp.                  COM               30231G102      977      12,000  SH          SOLE             12,000
Farmer Bros Co.                    COM               307675108    2,669     263,209  SH          SOLE       1    263,209
Forest City Enterprises Inc.       CL A              345550107   18,162     972,800  SH          SOLE       1    972,800
Fox Chase Bancorp Inc.             COM               35137T108    2,171     160,200  SH          SOLE       1    160,200
Franklin Financial Corp            COM               35353C102    7,236     600,000  SH          SOLE       1    600,000
GAMCO Investors Inc.               COM               361438104    3,620      78,200  SH          SOLE       1     78,200
Gencorp Inc.                       COM               368682100    4,904     763,794  SH          SOLE       1    763,794
Getty Realty Corp.                 COM               374297109      914      36,218  SH          SOLE             36,218
Goldman Sachs and Company          COM               38141G104    7,320      55,000  SH          SOLE       1     55,000
Granite Construction Inc           COM               387328107    4,271     174,113  SH          SOLE       1    174,113
Great Florida Bk Miami Lakes Fla   CL A              390528107        8      28,469  SH          SOLE             28,469
GulfMark Offshore, Inc.            CL A NEW          402629208   26,728     604,851  SH          SOLE       1    604,851
Gyrodyne Co. America Inc.          COM               403820103    2,259      33,216  SH          SOLE       1     33,216
Hardinge, Inc.                     COM               412324303      546      50,000  SH          SOLE       1     50,000
Harris Corp Del                    COM               413875105   12,441     276,100  SH          SOLE       1    276,100
Heritage Commerce Corp.            COM               426927109    6,541   1,280,000  SH          SOLE       1  1,280,000
Heritage Oaks Bancorp              COM               42724R107    4,435   1,167,046  SH          SOLE       1  1,167,046
Hilltop Holdings, Inc.             COM               432748101    2,631     297,600  SH          SOLE       1    297,600
Hudson City Bancorp                COM               443683107    4,095     500,000  SH          SOLE       1    500,000
Huntsman Corp.                     COM               447011107    7,163     380,000  SH          SOLE       1    380,000
ITT Corporation New                COM               450911102   36,973     627,400  SH          SOLE       1    627,400
Janus Capital Group Inc.           COM               47102X105    3,776     400,000  SH          SOLE       1    400,000
John Bean Technologies Corp.       COM               477839104    4,792     257,331  SH          SOLE       1    257,331
Johnson & Johnson                  COM               478160104    2,993      45,000  SH          SOLE             45,000
Johnson Outdoors Inc.              CL A              479167108    6,517     380,666  SH          SOLE       1    380,666
Kaiser Aluminum Corp.              COM PAR $0.01     483007704   16,539     302,800  SH          SOLE       1    302,800
KeyCorp New                        COM               493267108    2,916     350,000  SH          SOLE       1    350,000
Lubrizol Corp                      COM               549271104    3,061      22,800  SH          SOLE       1     22,800
M & F Worldwide Corp.              COM               552541104    1,545      59,800  SH          SOLE       1     59,800
MVC Capital Inc.                   COM               553829102    2,201     166,400  SH          SOLE       1    166,400
Malvern Federal Bancorp, Inc.      COM               561410101    1,548     199,700  SH          SOLE       1    199,700
Marlin Business Services Corp.     COM               571157106    6,735     532,449  SH          SOLE       1    532,449
McGraw Hill Companies Inc.         COM               580645109   18,650     445,000  SH          SOLE       1    445,000
Miller Inds Inc Tenn               COM NEW           600551204    3,222     172,389  SH          SOLE       1    172,389
National Fuel Gas Co N J           COM               636180101    7,185      98,700  SH          SOLE       1     98,700
National Semiconductor Corp        COM               637640103      861      35,000  SH          SOLE       1     35,000
Newell Rubbermaid Inc.             COM               651229106    3,787     240,000  SH          SOLE       1    240,000
Novartis AG ADR                    Spon ADR          66987V109    8,859     144,969  SH          SOLE       1    144,969
Old Republic Intl Corp.            COM               680223104      248      21,093  SH          SOLE             21,093
OmniAmerican Bancorp Inc           COM               68216R107    4,491     300,000  SH          SOLE       1    300,000
One Liberty Properties Inc         COM               682406103    2,291     148,376  SH          SOLE       1    148,376
Oritani Financial Corp.            COM               68633D103    1,279     100,000  SH          SOLE       1    100,000
Palomar Medical Technologies,Inc.  COM NEW           697529303    1,727     153,106  SH          SOLE       1    153,106
Peapack-Gladstone Financial Corp.  COM               704699107       63       5,329  SH          SOLE              5,329
Penny JC  Inc.                     COM               708160106   25,905     750,000  SH          SOLE       1    750,000
Pfizer Inc.                        COM               717081103    8,798     427,100  SH          SOLE       1    427,100
Presidential Life Corp.            COM               740884101    1,678     160,700  SH          SOLE       1    160,700
Prudential Bancorp Inc. PA         COM               744319104      547      95,200  SH          SOLE       1     95,200
RBC Bearings Inc                   COM               75524B104      851      22,544  SH          SOLE       1     22,544
Resources Connection Inc           COM               76122Q105      361      30,000  SH          SOLE       1     30,000
Richardson Electronics Ltd.        COM               763165107    1,133      83,346  SH          SOLE       1     83,346
Rowan Companies, Inc.              COM               779382100   12,259     315,860  SH          SOLE       1    315,860
Royal Dutch Shell PLC              Spon ADR A        780259206    1,053      14,800  SH          SOLE             14,800
Ruths Hospitality Group Inc.       COM               783332109   14,328   2,553,977  SH          SOLE       1  2,553,977
S L Industries Inc.                COM               784413106      117       4,964  SH          SOLE              4,964
Safeguard Scientifics, Inc.        COM NEW           786449207    5,910     313,025  SH          SOLE       1    313,025
Sanofi                             RIGHT 12/31/2020  80105N113    4,820   2,000,000  SH          SOLE       1  2,000,000
SeaChange Intl Inc.                COM               811699107    2,717     252,000  SH          SOLE       1    252,000
Sears Holdings Corp.               COM               812350106    6,654      93,138  SH          SOLE             93,138
Sunoco Inc.                        COM               86764P109      839      20,107  SH          SOLE       1     20,107
Symetra Financial Corp.            COM               87151Q106   24,040   1,790,000  SH          SOLE       1  1,790,000
Syms Corp.                         COM               871551107    3,412     316,494  SH          SOLE       1    316,494
Tejon Ranch Co.                    COM               879080109   10,895     319,500  SH          SOLE       1    319,500
Transatlantic Hldgs Inc            COM               893521104    4,295      87,635  SH          SOLE       1     87,635
United Therapeutics Corp           COM               91307C102      689      12,500  SH          SOLE       1     12,500
Unitrin Inc.                       COM               913275103    4,302     145,000  SH          SOLE       1    145,000
Verifone Systems Inc.              COM               92342Y109   11,975     270,000  SH          SOLE       1    270,000
Verisk Analytics Inc.              CL A              92345Y106      346      10,000  SH          SOLE             10,000
Visteon Corporation                COM NEW           92839U206    1,710      25,000  SH          SOLE       1     25,000
West Coast Bancorp Ore. New        COM               952145100   28,609   1,707,000  SH          SOLE       1  1,707,000
Wilshire Bancorp                   COM               97186T108    2,352     800,000  SH          SOLE       1    800,000
Wright Medical Group Inc.          COM               98235T107    8,723     581,518  SH          SOLE       1    581,518
Yahoo Inc                          COM               984332106    1,504     100,000  SH          SOLE       1    100,000
